RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Advances from related party		$ 48,083
Officer [Member] | Two Notes [Member]
Related Party Transaction [Line Items]
Payment of principal amount			$ 40,000
Original issue discount			$ 10,000